Estimated fair value of financial instruments - Comparison of Fair Value and Carrying Value of Financial Instruments (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Financial Assets:
Cash and due from banks, and restricted cash		₨ 2,547,835.1	$ 27,153.7	₨ 1,982,929.8	$ 21,133.2	₨ 2,086,031.4	₨ 1,387,395.2
Securities purchased under agreements to resell		421,575.4	4,493.0	349,210.7
Loans		30,993,886.5	330,319.6	28,102,981.8
Accrued interest receivable		328,559.5	3,501.7	322,788.9
Other assets		2,190,761.3	23,348.2	1,978,448.8
Financial Liabilities :
Interest-bearing deposits		27,497,592.2	293,057.6	23,994,357.2
Non-interest-bearing deposits		3,504,125.5	37,345.5	3,116,596.7
Securities sold under repurchase agreements		100,000.0	1,065.8	129,190.0
Short-term borrowings		1,349,648.4	14,384.0	1,306,013.1
Accrued interest payable		268,164.2	2,857.9	258,311.8
Long-term debt		5,119,434.0	54,560.7	5,866,163.2
Accrued expenses and other liabilities		1,334,597.9	14,223.6	850,899.0
Separate account liabilities		1,051,916.1	11,210.9	1,016,281.4	$ 10,831.2	₨ 955,416.3
Liabilities on policies in force	[1]	44,441.1	473.6	47,316.6
Financial Assets:
Cash and due from banks, and restricted cash		2,547,835.1	27,153.7	1,982,929.8
Investments held for trading		848,427.6	9,042.2	625,388.5
Investments available for sale debt securities		10,247,500.8	109,213.5	9,910,174.3
Securities purchased under agreements to resell		421,575.4	4,493.0	349,210.7
Loans		31,118,774.9	331,650.6	28,129,341.2
Accrued interest receivable		328,559.5	3,501.7	322,788.9
Separate account assets		1,051,916.1	11,210.9	1,016,281.4
Other assets		2,185,073.6	23,287.6	1,972,882.8
Financial Liabilities :
Securities sold under repurchase agreements		100,000.0	1,065.8	129,190.0
Short-term borrowings		1,343,990.0	14,323.7	1,305,341.6
Accrued interest payable		268,164.2	2,857.9	258,311.8
Long-term debt		5,124,244.2	54,612.0	5,936,593.3
Accrued expenses and other liabilities		1,334,597.9	14,223.6	850,899.1
Separate account liabilities		1,051,916.1	11,210.9	1,016,281.4
Liabilities on policies in force	[1]	44,441.1	473.6	47,316.6
Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		27,657,894.0	294,766.0	24,119,101.2
Non-interest-bearing deposits
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		3,504,125.5	$ 37,345.5	3,116,596.7
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Financial Assets:
Cash and due from banks, and restricted cash		2,547,835.1		1,982,929.8
Investments held for trading		388,678.9		340,388.3
Investments available for sale debt securities		262,623.5		1,435,936.3
Securities purchased under agreements to resell		0.0		0.0
Loans		0.0		0.0
Accrued interest receivable		0.0		0.0
Separate account assets		814,016.6		873,154.4
Other assets		25,678.2		20,404.1
Financial Liabilities :
Securities sold under repurchase agreements		0.0		0.0
Short-term borrowings		0.0		0.0
Accrued interest payable		0.0		0.0
Long-term debt		0.0		0.0
Accrued expenses and other liabilities		0.0		0.0
Separate account liabilities		0.0		0.0
Liabilities on policies in force	[1]	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Non-interest-bearing deposits
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Financial Assets:
Cash and due from banks, and restricted cash		0.0		0.0
Investments held for trading		409,980.5		250,009.3
Investments available for sale debt securities		9,871,669.4		8,360,598.8
Securities purchased under agreements to resell		421,575.4		349,210.7
Loans		6,745,772.2		5,801,666.4
Accrued interest receivable		328,517.2		322,729.4
Separate account assets		237,899.5		143,127.0
Other assets		2,115,251.8		1,950,178.0
Financial Liabilities :
Securities sold under repurchase agreements		100,000.0		129,190.0
Short-term borrowings		1,343,990.0		1,305,341.6
Accrued interest payable		268,164.2		258,311.8
Long-term debt		5,124,244.2		5,936,593.3
Accrued expenses and other liabilities		1,333,035.4		849,510.6
Separate account liabilities		1,051,916.1		1,016,281.4
Liabilities on policies in force	[1]	44,441.1		47,316.6
Fair Value Measurements Using Significant other observable inputs (Level 2) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		27,657,894.0		24,119,101.2
Fair Value Measurements Using Significant other observable inputs (Level 2) | Non-interest-bearing deposits
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		3,504,125.5		3,116,596.7
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Financial Assets:
Cash and due from banks, and restricted cash		0.0		0.0
Investments held for trading		49,768.2		34,990.9
Investments available for sale debt securities		113,207.9		113,639.2
Securities purchased under agreements to resell		0.0		0.0
Loans		24,373,002.7		22,327,674.8
Accrued interest receivable		42.3		59.5
Separate account assets		0.0		0.0
Other assets		44,143.6		2,300.7
Financial Liabilities :
Securities sold under repurchase agreements		0.0		0.0
Short-term borrowings		0.0		0.0
Accrued interest payable		0.0		0.0
Long-term debt		0.0		0.0
Accrued expenses and other liabilities		1,562.5		1,388.5
Separate account liabilities		0.0		0.0
Liabilities on policies in force	[1]	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Non-interest-bearing deposits
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		₨ 0.0		₨ 0.0

[1]	The liabilities on policies in force includes only the fair value of contracts that are classified as insurance contracts.